Offerings - Offering: 1	Oct. 24, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	219.9
Maximum Aggregate Offering Price	$ 439,800,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 67,333.38
Offering Note
(1)
Estimated solely for the purpose of calculating the registration fee pursuant
to Rule 457(c) of the Securities Act of 1933, as amended, based on the average of the high and low prices of the shares reported on the New York Stock Exchange on October 18, 2024.

This registration fee table shall be deemed to update the “Calculation of Registration Fee Tables” in the Company’s Registration Statement on Form S-3 (File No. 333-282810) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.